Pension Plans (Details 12) - International Pension Benefits [Member]	Dec. 31, 2014	Dec. 31, 2013
Asset Category
Equity securities	100.00%	100.00%
Equity securities
Asset Category
Equity securities	24.00%	35.00%
Debt securities
Asset Category
Equity securities	40.00%	39.00%
Real estate [Member]
Asset Category
Equity securities	3.00%	3.00%
Derivative instruments [Member]
Asset Category
Equity securities	13.00%	14.00%
Other Assets [Member]
Asset Category
Equity securities	20.00%	9.00%